Hennion  & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

October 18, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 447 (the “Fund”)

(File No. 333-232844) (CIK# 1783514)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on October 17, 2019.

             Very truly yours,

             SmartTrust 447

             By: Hennion & Walsh, Inc.

             By              /s/ KEVIN D. MAHN

    Kevin D. Mahn

     Authorized Signatory